FORM N-SAR
                               SEMI-ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:    /  /   (a)
             or fiscal year ending: 12/31/99  (b)

Is this a transition report?: (Y/N) __N__


Is this an amendment to a previous filing? (Y/N) __N__

Those items or sub-items with a star after the item number should be completed only if the answer has changed from the previous filing on this form:

1.   A. Registrant Name: The Prudential Individual Variable Contract Account
     B. File Number: 811-3622
     C. Telephone Number:973-802-6000

2.   A. Street:213 Washington Street
     B. City: Newark  C. State: NJ  D. Zip Code:07102            Zip Ext: 2992
     E. Foreign Country: ___________  Foreign Postal Code: _____________________

3.   Is this the first filing on this form by Registrant? (Y/N)        __N__

4.   Is this the last filing on this form by Registrant? (Y/N)         __N__

5.   Is Registrant a small business investment company (SBIC)?(Y/N)    __N__

6.   Is Registrant a unit investment trust(UIT)? (Y/N)                 __Y__
     (If answer is "Y" (yes) complete only items 111 through 132)

7.   A.   Is Registrant a series or multiple portfolio company? (Y/N)  __N__
          (If answer is "N" (No), go to item 8.)

     B. How many separate series or portfolios did Registrant have at the end of the period?


SCREEN NUMBER:  01                PAGE NUMBER: 01

For period ending 12/31/99                               If filing more than one
File number 811-3622                                     Page 2, "X":


C. List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THE SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES INFORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFORMATION IS REQUIRED EACH TIME THE FORM IS FILED.


                                                             Is this the
 Series                                                      last filing
 Number         Series Name                                  for this series?
 ------         -----------                                  -----------------

   1                                                              (Y/N)

SCREEN NUMBER: 02                  PAGE NUMBER: 02

(NOTE: See item D(8) of the general instructions to the form for information on how to complete the form for series companies.)

For period ending 12/31/99                               If filing more than one
File number 811-3622                                    Page 47, "X":

UNIT INVESTMENT TRUSTS
111.*     A. Depositor Name: Prudential Insurance Company of America
          B. File Number (If any):_____________________
          C. City: Newark       State: NJ     Zip Code: 07102     Zip Ext:
          Foreign Country: ___________________   Foreign Postal Code:

111.*     A. Depositor Name:
          B. File Number (If any): __________________
          C. City: __________   State:______  Zip Code: ______    Zip Ext:
          Foreign Country: ___________________   Foreign Postal Code:

112.*     A. Sponsor Name:
          B. File Number (If any): __________________
          C. City: __________   State:______  Zip Code: ______    Zip Ext:
          Foreign Country: ___________________   Foreign Postal Code:

112.*     A. Sponsor Name:
          B. File Number (If any):__________________
          C. City:__________   State:______  Zip Code: ______    Zip Ext:
          Foreign Country: ___________________   Foreign Postal Code:


SCREEN NUMBER: 55                  PAGE NUMBER: 47

For period ending 12/31/99                               If filing more than one
File number 811-3622                                     Page 48, "X":


113.      A. Trustee Name:
 *        B. City: __________   State:______  Zip Code: ______    Zip Ext:
          Foreign Country: ___________________   Foreign Postal Code:

113.      A. Trustee Name:
 *        B. City: __________   State:______  Zip Code: ______    Zip Ext:
          Foreign Country: ___________________   Foreign Postal Code:

114.      A. Principal Underwriter    Name: Pruco Securities Corporation
          B. File Number: 8-16402
          C. City: Newark       State:NJ      Zip Code: 07102     Zip Ext: 3777
          Foreign Country: ___________________   Foreign Postal Code:

114.      A. Principal Underwriter Name:
 *        B. File Number: 8- ________________
          C. City: _________    State:______  Zip Code: _______   Zip Ext:
          Foreign Country: _________________     Foreign Postal Code:

115.      A. Independent Public Accountant Name:   PRICEWATERHOUSECOOPERS, LLP.
 *        B. City: New York     State: NY     Zip Code: 10036     Zip Ext:
          Foreign Country: _________________     Foreign Postal Code:

115.      A. Independent Public Accountant Name:
 *        B. City: _________    State:______  Zip Code: _______   Zip Ext:
          Foreign Country: _________________     Foreign Postal Code:


SCREEN NUMBER: 56                  PAGE NUMBER: 48

For period ending 12/31/99                               If filing more than one
File number 811-3622                                    Page 49, "X"___



116.      A. Is Registrant part of a family of investment companies?(Y/N)
 *                 _Y_

          B. Identify the family in 10 letters: Prudential.
          (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.      A. Is Registrant a separate account of an insurance company?(Y/N)
 *                 _Y_

          If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

          B.   Variable annuity contracts?(Y/N):                       __Y__

          C.   Scheduled premium variable life contracts:              __N__

          D.   Flexible premium variable life contracts:               __N__

          E.   Other types of insurance products registered
               under the Securities Acts of 1933?(Y/N)                 __N__

118.      State the number of series existing at the end of
 *        the period that had securities registered under
          the Securities Act of 1933                                   __2__

119.      State the number of new series for which
 *        registration statements under the Securities Act
          of 1933 became effective during the period                   __0__

120.      State the total value of the portfolio securities
 *        on the date of deposit for the new series included
          in item 119 ($000's omitted)                                 ____

121.      State the number of series for which a current
 *        prospectus was in existence at the end of the
          period                                                       __1__

122.      State the number of existing series for which
 *        additional units were registered under the Securities
          Act of 1933 during the period                                __3__



SCREEN NUMBER: 57                  PAGE NUMBER: 49

For period ending 12/31/99                               If filing more than one
File number 811-3622                                     Page 50, "X":


123.      State the total value of the additional units
 *        considered in answering item 122 ($000's omitted)        $ (1,662,679)

124.      State the total value of units prior series that
 *        were placed in  the portfolios of subsequent
          series during the current period (the value of
          these units is to be measured on the date they
          were placed in the subsequent series)($000's
          omitted)                                                 __000__



125.      State the total dollar amount of sales loads
 *        collected (before reallowances to other brokers
          or dealers) by Registrant's principal underwriter
          and any underwriter which is an affiliated person
          of the principal underwriter during the current
          period solely from the sale of units of all series
          of Registrant ($000's omitted)                           __000__

126.      Of the amounts shown in item 125, state the total
          dollar amount of sales loads collected from
          secondary market operations in Registrant's units
          (include the sales loads, if any, collected on
          units of a prior series placed in the portfolio of
          a subsequent series.)($000's omitted)                    __000__

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):


                                      Number of   Total Assets  Total Income
                                      Series      ($000's       Distributions
                                      Investing   omitted)      ($000's omitted)
                                      ---------   ------------  ----------------
A.   U.S. Treasury direct issue
B.   U.S. Government agency
C.   State and municipal tax-free
D.   Public utility debt
E.   Brokers or dealers debt
     or debt of brokers' or
     dealers' parent
F.   All other corporate
     intermed. & long term
     debt
G.   All other corporate
     short-term debt
H.   Equity securities of
     brokers or dealers or
     parents of brokers or
     dealers
I.   Investment company equity
     securities
J.   All other equity
     securities                       1           $5,626,221
K.   Other securities
L.   Total assets of all
     series of registrant             1           $5,626,221


SCREEN NUMBER: 58                     PAGE NUMBER:50

For period ending 12/31/99                               If filing more than one
File number 811-3622                                     Page 51, "X":

128. Is the timely payment of principal and interest on any
 *   of the portfolio securities held by any of Registrant's
     series at the end of the current period insured or
     guaranteed by an entity other than the issuer?(Y/N)                __N__

129. Is the issuer of any instrument covered in item 128
 *   delinquent or in default as to payment of principal or
     interest at the end of the current period?(Y/N)                    _____

130. In computations of NAV or offering price per unit, is
 *   any part of the value attributed to instruments
     identified in item 129 derived from insurance or
     guarantees?(Y/N)                                                   _____


131. Total expenses incurred by all series of Registrant
     during the current reporting period ($000's omitted)
                                                                      $71,657

132. List the "811" (Investment Company Act of 1940)
 * registration number for all Series of Registrant that are being included in this filing:




          811-3622      811-          811-       811-
          811-          811-          811-       811-
          811-          811-          811-       811-
          811-          811-          811-       811-
          811-          811-          811-       811-
          811-          811-          811-       811-
          811-          811-          811-       811-
          811-          811-          811-       811-


SCREEN NUMBER: 59                     PAGE NUMBER:51

This report is signed on behalf of the registrant in the City of Newark and State of New Jersey on the 25th day of February, 2000.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

BY:  /S/ Dennis G. Sullivan           WITNESS: /S/ William Sues

         Dennis G. Sullivan                        William Sues
         Vice President                            Director, Separate Accounts